Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 01, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Piedmont Office Realty Trust, Inc.
Entity Central Index Key	0001042776
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Common Stock, Shares Outstanding		167,657,536

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Assets:
Land	$ 666,479	$ 622,348
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	3,059,317	2,881,296
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	70,752	54,745
Construction in progress	29,487	20,373
Real estate assets held for sale, net	24,954	33,970
Total real estate assets	3,850,989	3,612,732
Investments in unconsolidated joint ventures	37,835	37,226
Cash and cash equivalents	17,575	12,957
Tenant receivables, net of allowance for doubtful accounts of $375 and $346 as of March 31, 2013 and December 31, 2012, respectively	153,697	145,148
Due from unconsolidated joint ventures	458	463
Restricted cash and escrows	683	334
Prepaid expenses and other assets	12,724	13,022
Goodwill	180,097	180,097
Interest rate swap	1,712	1,075
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	5,908	6,454
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	271,337	240,140
Other assets held for sale, net	5,646	5,227
Total assets	4,538,661	4,254,875
Liabilities:
Line of credit and notes payable	1,699,525	1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	139,273	127,263
Deferred income	23,585	21,552
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	45,215	40,805
Interest rate swaps	8,443	8,235
Total liabilities	1,916,041	1,614,380
Commitments and Contingencies	0	0
Stockholders' Equity:
Shares-in-trust, 150,000,000 shares authorized; none outstanding as of March 31, 2013 or December 31, 2012	0	0
Preferred stock, no par value, 100,000,000 shares authorized; none outstanding as of March 31, 2013 or December 31, 2012	0	0
Common stock, $.01 par value, 750,000,000 shares authorized; 167,555,401 and 167,556,001 shares issued and outstanding as of March 31, 2013 and December 31, 2012, respectively.	1,676	1,676
Additional paid-in capital	3,667,614	3,667,051
Cumulative distributions in excess of earnings	(1,041,552)	(1,022,681)
Other comprehensive loss	(6,731)	(7,160)
Piedmont stockholders’ equity	2,621,007	2,638,886
Noncontrolling interest	1,613	1,609
Total stockholders’ equity	2,622,620	2,640,495
Total liabilities and stockholders’ equity	$ 4,538,661	$ 4,254,875

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Assets:
Intangible lease assets, accumulated amortization	$ 67,333	$ 67,940
Tenant receivables, allowance for doubtful accounts	375	346
Deferred financing costs, accumulated amortization	11,048	10,479
Deferred lease costs, accumulated amortization	118,673	112,289
Liabilities:
Intangible lease liabilities, accumulated amortization	40,744	40,931
Stockholders' Equity:
Shares-in-trust, shares authorized	150,000,000	150,000,000
Shares-in-trust, shares outstanding	0	0
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	167,555,401	167,556,001
Common stock, shares outstanding	167,555,401	167,556,001
Building and Building Improvements [Member]
Assets:
Buildings and improvements, accumulated depreciation	$ 902,978	$ 883,008

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues:
Rental income	$ 108,021	$ 103,875
Tenant reimbursements	25,652	26,513
Property management fee revenue	631	574
Other rental income	0	124
Total revenues	134,304	131,086
Expenses:
Property operating costs	52,892	51,691
Depreciation	29,420	26,852
Amortization	9,117	12,614
General and administrative	4,549	5,257
Operating Expenses	95,978	96,414
Real estate operating income	38,326	34,672
Other income (expense):
Interest expense	(16,373)	(16,537)
Interest and other income (expense)	(1,277)	97
Net casualty loss	(161)	0
Equity in income of unconsolidated joint ventures	395	170
Nonoperating Income (Expense)	(17,416)	(16,270)
Income from continuing operations	20,910	18,402
Discontinued operations:
Operating income	147	999
Impairment loss	(6,402)	0
Gain on sale of real estate assets	0	17,830
Income/(loss) from discontinued operations	(6,255)	18,829
Net income	14,655	37,231
Less: Net income attributable to noncontrolling interest	(4)	(4)
Net income attributable to Piedmont	$ 14,651	$ 37,227
Per share information – basic and diluted:
Income from continuing operations (in dollars per share)	$ 0.13	$ 0.11
Income/(loss) from discontinued operations (in dollars per share)	$ (0.04)	$ 0.11
Net income available to common stockholders (in dollars per share)	$ 0.09	$ 0.22
Weighted-average common shares outstanding – basic	167,555,407	172,629,748
Weighted-average common shares outstanding – diluted	167,810,319	172,873,930

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income attributable to Piedmont	$ 14,651	$ 37,227
Other comprehensive income/(loss):
Effective portion of loss on derivative instruments that are designated and qualify as cash flow hedges (See Note 6)	(340)	(748)
Less: Reclassification of previously recorded loss included in net income (See Note 6)	769	733
Other comprehensive income/(loss)	429	(15)
Comprehensive income attributable to Piedmont	$ 15,080	$ 37,212

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Cumulative Distributions in Excess of Earnings [Member]	Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2011	$ 2,773,428	$ 1,726	$ 3,663,662	$ (891,032)	$ (2,537)	$ 1,609
Balance (in shares) at Dec. 31, 2011		172,630,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchases as part of an announced program	(88,737)	(52)		(88,685)
Shares repurchases as part of an announced program (in shares)		(5,255,000)
Offering costs associated with the issuance of common stock	567		567
Dividends to common stockholders ($0.80 (YTD 2012) and $0.20 (YTD 2013) per share), distributions to noncontrolling interest, and dividends reinvested	(136,378)		(195)	(136,168)		(15)
Shares issued under the 2007 Omnibus Incentive Plan, net of tax	3,019	2	3,017
Shares issued under the 2007 Omnibus Incentive Plan, net of tax (in shares)		181,000
Net income attributable to noncontrolling interest	15					15
Net income attributable to Piedmont	93,204			93,204
Other comprehensive income (loss)	(4,623)				(4,623)
Balance at Dec. 31, 2012	2,640,495	1,676	3,667,051	(1,022,681)	(7,160)	1,609
Balance (in shares) at Dec. 31, 2012	167,556,001	167,556,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchases as part of an announced program	(11)	0		(11)
Shares repurchases as part of an announced program (in shares)		(1,000)
Dividends to common stockholders ($0.80 (YTD 2012) and $0.20 (YTD 2013) per share), distributions to noncontrolling interest, and dividends reinvested	(33,570)		(59)	(33,511)		0
Amortization of unvested shares granted under the 2007 Omnibus Incentive Plan	622		622
Net income attributable to noncontrolling interest	4					4
Net income attributable to Piedmont	14,651			14,651
Other comprehensive income (loss)	429				429
Balance at Mar. 31, 2013	$ 2,622,620	$ 1,676	$ 3,667,614	$ (1,041,552)	$ (6,731)	$ 1,613
Balance (in shares) at Mar. 31, 2013	167,555,401	167,555,000

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Dividends to common stockholders (in dollars per share)	$ 0.2	$ 0.8

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities:
Net income	$ 14,655	$ 37,231
Operating distributions received from unconsolidated joint ventures	463	788
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	29,684	27,606
Amortization of deferred financing costs	594	803
Other amortization	9,516	12,485
Impairment loss on real estate assets	6,402	0
Stock compensation expense	594	334
Equity in income of unconsolidated joint ventures	(395)	(170)
Gain on sale of real estate assets, net	0	(17,832)
Changes in assets and liabilities:
Increase in tenant receivables, net	(9,685)	(3,216)
Decrease/(increase) in restricted cash and escrows	9	(16,069)
Decrease/(increase) in prepaid expenses and other assets	250	(2,659)
Decrease in accounts payable and accrued expenses	(11,122)	(6,101)
Increase in deferred income	2,033	4,709
Net cash provided by operating activities	42,998	37,909
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	(281,613)	(13,075)
Net sales proceeds from wholly-owned properties	3,403	24,839
Investments in unconsolidated joint ventures	(672)	0
Deferred lease costs paid	(8,870)	(5,874)
Net cash (used in)/provided by investing activities	(287,752)	5,890
Cash Flows from Financing Activities:
Deferred financing costs paid	(47)	(12)
Proceeds from line of credit and notes payable	294,000	49,000
Repayments of line of credit and notes payable	(11,000)	(169,000)
Costs of issuance of common stock	0	(229)
Share repurchases as part of an announced program	(11)	0
Dividends paid and discount on dividend reinvestments	(33,570)	(34,569)
Net cash provided by/(used in) financing activities	249,372	(154,810)
Net increase/(decrease) in cash and cash equivalents	4,618	(111,011)
Cash and cash equivalents, beginning of period	12,957	139,690
Cash and cash equivalents, end of period	17,575	28,679
Supplemental Disclosures of Significant Noncash Investing and Financing Activities:
Accrued capital expenditures and deferred lease costs	$ 31,071	$ 4,410

Organization	3 Months Ended
Mar. 31, 2013
Organization [Abstract]
Organization
Organization
Piedmont Office Realty Trust, Inc. (“Piedmont”) (NYSE: PDM) is a Maryland corporation that operates in a manner so as to qualify as a real estate investment trust (“REIT”) for federal income tax purposes and engages in the acquisition and ownership of commercial real estate properties throughout the United States, including properties that are under construction, are newly constructed, or have operating histories. Piedmont was incorporated in 1997 and commenced operations in June of 1998. Piedmont conducts business primarily through Piedmont Operating Partnership, L.P. (“Piedmont OP”), a Delaware limited partnership, as well as performing the management of its buildings through two wholly-owned subsidiaries, Piedmont Government Services, LLC and Piedmont Office Management, LLC. Piedmont is the sole general partner of Piedmont OP and possesses full legal control and authority over the operations of Piedmont OP. Piedmont OP owns properties directly, through wholly-owned subsidiaries, and through both consolidated and unconsolidated joint ventures. References to Piedmont herein shall include Piedmont and all of its subsidiaries, including Piedmont OP and its subsidiaries and joint ventures.

As of March 31, 2013, Piedmont owned interests in 75 consolidated office properties, plus five buildings owned through unconsolidated joint ventures. Our 75 consolidated office properties are located in 17 metropolitan areas across the United States. These office properties comprise approximately 20.9 million square feet of primarily Class A commercial office space, and were approximately 86.0% leased as of March 31, 2013.

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation

The consolidated financial statements of Piedmont have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”), including the instructions to Form 10-Q and Article 10 of Regulation S-X, and do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“GAAP”) for complete financial statements. In the opinion of management, the statements for the unaudited interim periods presented include all adjustments, which are of a normal and recurring nature, necessary for a fair presentation of the results for such periods. Results for these interim periods are not necessarily indicative of a full year’s results and certain prior period amounts have been reclassified to conform to the current period financial statement presentation. The reclassifications relate to the required presentation of income from discontinued operations for properties sold and properties held for sale during the quarter ended March 31, 2013 and during the year ended December 31, 2012, respectively. Please refer to Note 10 for further details. None of these reclassifications affect net income attributable to Piedmont as presented in previous periods. Piedmont’s consolidated financial statements include the accounts of Piedmont, Piedmont’s wholly-owned subsidiaries, any variable interest entity of which Piedmont or any of its wholly-owned subsidiaries is considered the primary beneficiary, or any entity in which Piedmont or any of its wholly-owned subsidiaries owns a controlling interest. For further information, refer to the financial statements and footnotes included in Piedmont’s Annual Report on Form 10-K for the year ended December 31, 2012.

Further, Piedmont has formed special purpose entities to acquire and hold real estate. Each special purpose entity is a separate legal entity and consequently the assets of the special purpose entities are not available to all creditors of Piedmont. The assets owned by these special purpose entities are being reported on a consolidated basis with Piedmont’s assets for financial reporting purposes only.

Income Taxes

Piedmont has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), and has operated as such, beginning with its taxable year ended December 31, 1998. To qualify as a REIT, Piedmont must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of its annual REIT taxable income. As a REIT, Piedmont is generally not subject to federal income taxes. Piedmont is subject to certain taxes related to the operations of properties in certain locations, as well as operations conducted by its taxable REIT subsidiary, which have been provided for in the financial statements.

Acquisitions	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Acquisitions
Acquisitions
During the quarter ended March 31, 2013, Piedmont acquired the following properties:

Property	Metropolitan Statistical Area	Date of Acquisition	Rentable Square Feet	Percentage Leased as of Acquisition	Purchase Price (in millions)
Arlington Gateway	Washington, D.C.	March 4, 2013	333,948	99%	$175.6
5 & 15 Wayside Road	Boston, MA	March 22, 2013	271,434	95%	$69.3

Tenant and Notes Receivable	3 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Tenant Receivables
Tenant Receivables

Tenant receivables as of March 31, 2013 and December 31, 2012, respectively, were comprised of the following (in thousands):

	March 31, 2013	December 31, 2012
Tenant receivables, net of allowance for doubtful accounts of $375 and $346 as of March 31, 2013 and December 31, 2012, respectively	$29,237	$25,038
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	124,460	120,110
Tenant receivables, net	$153,697	$145,148

Line of Credit and Notes Payable	3 Months Ended
Mar. 31, 2013
Line of Credit and Notes Payable [Abstract]
Line of Credit and Notes Payable
Line of Credit and Notes Payable
During the three months ended March 31, 2013, Piedmont incurred net borrowings of approximately $283.0 million on its $500 Million Unsecured Line of Credit. Piedmont also made interest payments on all debt facilities, including interest rate swap cash settlements related to certain of its debt facilities, totaling approximately $15.7 million and $15.8 million for the three months ended March 31, 2013 and 2012, respectively.

See Note 8 for a description of Piedmont’s estimated fair value of debt as of March 31, 2013.

The following table summarizes the terms of Piedmont’s indebtedness outstanding as of March 31, 2013 and December 31, 2012 (in thousands):

Facility	Collateral	Rate(1)		Maturity	Amount Outstanding as of
					March 31, 2013	December 31, 2012
Secured (Fixed)
$200.0 Million Mortgage Note	Aon Center	4.87%		5/1/2014	$200,000	$200,000
$25.0 Million Mortgage Note	Aon Center	5.70%		5/1/2014	25,000	25,000
$350.0 Million Secured Pooled Facility	Nine Property Collateralized Pool (2)	4.84%		6/7/2014	350,000	350,000
$105.0 Million Fixed-Rate Loan	US Bancorp Center	5.29%		5/11/2015	105,000	105,000
$125.0 Million Fixed-Rate Loan	Four Property Collateralized Pool (3)	5.50%		4/1/2016	125,000	125,000
$42.5 Million Fixed-Rate Loan	Las Colinas Corporate Center I & II	5.70%		10/11/2016	42,525	42,525
$140.0 Million WDC Mortgage Notes	1201 & 1225 Eye Street	5.76%		11/1/2017	140,000	140,000
Subtotal/Weighted Average (4)		5.17%			987,525	987,525
Unsecured (Variable)
$300 Million Unsecured Term Loan		LIBOR + 1.45%	(5)	11/22/2016	300,000	300,000
$500 Million Unsecured Line of Credit		1.39%	(6)	8/19/2016	412,000	129,000
Subtotal/Weighted Average (4)		1.93%			712,000	429,000
Total/ Weighted Average (4)		3.81%			$1,699,525	$1,416,525

(1)	All of Piedmont’s outstanding debt as of March 31, 2013 and December 31, 2012 is interest-only debt.

(2)
Nine property collateralized pool includes: 1200 Crown Colony Drive, Braker Pointe III, 2 Gatehall Drive, One and Two Independence Square, 2120 West End Avenue, 400 Bridgewater Crossing, 200 Bridgewater Crossing, and Fairway Center II.

(3)	Four property collateralized pool includes 1430 Enclave Parkway, Windy Point I and II, and 1055 East Colorado Boulevard.

(4)	Weighted average is based on contractual balance of outstanding debt and interest rates in the table as of March 31, 2013.

(5)
The $300 Million Unsecured Term Loan has a stated variable rate; however, Piedmont entered into interest rate swap agreements which effectively fix, exclusive of changes to Piedmont's credit rating, the rate on this facility to 2.69%.

(6)
Piedmont may select from multiple interest rate options with each draw, including the prime rate and various-length LIBOR locks. All LIBOR selections are subject to an additional spread (1.175% as of March 31, 2013) over the selected rate based on Piedmont’s current credit rating. The outstanding balance as of March 31, 2013 consisted of 30-day LIBOR draws at 0.21% (subject to the additional spread mentioned above).

Derivative Instruments	3 Months Ended
Mar. 31, 2013
Derivative Instruments [Abstract]
Derivative Instruments
Derivative Instruments
Risk Management Objective of Using Derivatives

In addition to operational risks which arise in the normal course of business, Piedmont is exposed to economic risks such as interest rate, liquidity, and credit risk. In certain situations, Piedmont has entered into derivative financial instruments such as interest rate swap agreements and other similar agreements to manage interest rate risk exposure arising from current or future variable rate debt transactions. Interest rate swap agreements involve the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. Piedmont’s objective in using interest rate derivatives is to add stability to interest expense and to manage its exposure to interest rate movements.

Cash Flow Hedges of Interest Rate Risk

Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for Piedmont making fixed-rate payments over the life of the agreements without changing the underlying notional amount. During the three months ended March 31, 2013, Piedmont used interest rate swap agreements to hedge the variable cash flows associated with its $300 Million Unsecured Term Loan.

Additionally, during the three months ended March 31, 2013, Piedmont entered into a forward starting swap with a total notional value of $70 million to hedge the risk of changes in the interest-related cash flows associated with the potential issuance of long-term debt. Piedmont is hedging its exposure to the variability in future cash flows for forecasted transactions over a maximum period of 131 months (excluding forecasted transactions related to the payment of variable interest on existing financial instruments). As of March 31, 2013, $140 million has been hedged associated with Piedmont's potential incurrence of long-term debt.

A detail of Piedmont’s interest rate derivatives outstanding as of March 31, 2013 is as follows:

Interest Rate Derivative	Notional Amount (in millions)	Effective Date	Maturity Date
Interest rate swap	$125	11/22/2011	11/22/2016
Interest rate swap	75	11/22/2011	11/22/2016
Interest rate swap	50	11/22/2011	11/22/2016
Interest rate swap	50	11/22/2011	11/22/2016
Interest rate swap	70	3/3/2014	3/3/2024
Interest rate swap	70	3/3/2014	3/3/2024
Total	$440

Piedmont has elected to present its interest rate derivatives on its consolidated balance sheets on a gross basis as interest rate swap asset and interest rate swap liabilities. A detail of Piedmont’s interest rate derivatives on a gross and net basis as of March 31, 2013 and December 31, 2012, respectively, is as follows:

Interest rate swaps classified as:	March 31, 2013	December 31, 2012
Gross derivative assets	$1,712	$1,075
Gross derivative liabilities	(8,443)	(8,235)
Net derivative asset/(liability)	$(6,731)	$(7,160)

All of Piedmont's interest rate derivative agreements outstanding for the periods presented were designated as cash flow hedges of interest rate risk. As such, the effective portion of changes in the fair value of these derivatives designated as, and that qualify as, cash flow hedges is recorded in other comprehensive income ("OCI") and is reclassified into earnings as interest expense in the period that the hedged forecasted transaction affects earnings. The effective portion of Piedmont's interest rate derivatives that was recorded in the accompanying consolidated statements of income for the three months ended March 31, 2013 and 2012, respectively, is follows:

	Three Months Ended
Derivative in Cash Flow Hedging Relationships (Interest Rate Swaps) (in thousands)	March 31, 2013	March 31, 2012
Amount of loss recognized in OCI on derivative	$340	$748
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	$(769)	$(733)

Piedmont estimates that approximately $3.2 million will be reclassified from accumulated other comprehensive loss to interest expense over the next twelve months. No gain or loss was recognized related to hedge ineffectiveness or to amounts excluded from effectiveness testing on Piedmont’s cash flow hedges during the three months ended March 31, 2013 or 2012.

Additionally, see Note 8 for fair value disclosures of Piedmont's derivative instruments.

Credit-risk-related Contingent Features

Piedmont has agreements with its derivative counterparties that contain a provision whereby if Piedmont defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then Piedmont could also be declared in default on its derivative obligations. If Piedmont were to breach any of the contractual provisions of the derivative contracts, it would be required to settle its obligations under the agreements at their termination value of the fair values plus accrued interest, or approximately $8.7 million. Additionally, Piedmont does have rights of set-off under certain of its derivative agreements related to potential termination fees and amounts payable under the agreements, if a termination were to occur.

Variable Interest Entities	3 Months Ended
Mar. 31, 2013
Variable Interest Entities [Abstract]
Variable Interest Entities
Variable Interest Entities
Variable interest holders who have the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and have the obligation to absorb the majority of losses of the entity or the right to receive significant benefits of the entity are considered to be the primary beneficiary and must consolidate the VIE.
A summary of Piedmont’s interests in and consolidation treatment of its VIEs as of March 31, 2013 is as follows (net carrying amount in millions):

Entity	Piedmont’s % Ownership of Entity	Related Building	Consolidated/ Unconsolidated	Net Carrying Amount as of March 31, 2013	Net Carrying Amount as of December 31, 2012	Primary Beneficiary Considerations
1201 Eye Street NW Associates, LLC	49.5%	1201 Eye Street	Consolidated	$(5.4)	$(5.7)
In accordance with the partnership’s governing documents, Piedmont is entitled to 100% of the cash flow of the entity and has sole discretion in directing the management and leasing activities of the building.

1225 Eye Street NW Associates, LLC	49.5%	1225 Eye Street	Consolidated	$0.6	$(0.1)
In accordance with the partnership’s governing documents, Piedmont is entitled to 100% of the cash flow of the entity and has sole discretion in directing the management and leasing activities of the building.

Piedmont 500 W. Monroe Fee, LLC	100%	500 W. Monroe	Consolidated	$208.4	$194.0
The Omnibus Agreement with the previous owner includes equity participation rights for the previous owner, if certain financial returns are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Suwanee Gateway One, LLC	100%	Suwanee Gateway One	Consolidated	$7.5	$7.6
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Medici Atlanta, LLC	100%	The Medici	Consolidated	$14.3	$13.7
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

400 TownPark, LLC	100%	400 TownPark	Consolidated	$23.2	$23.5
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Each of the VIEs described above has the sole purpose of holding office buildings and their resulting operations, and are classified in the accompanying consolidated balance sheets in the same manner as Piedmont’s wholly-owned properties.

Fair Value Measurement of Financial Instruments	3 Months Ended
Mar. 31, 2013
Fair Value Measurement of Financial Instruments [Abstract]
Fair Value Measurement of Financial Instruments
Fair Value Measurement of Financial Instruments
Piedmont considers its cash, accounts receivable, restricted cash and escrows, accounts payable and accrued expenses, interest rate swap agreements, and line of credit and notes payable to meet the definition of financial instruments. The following table sets forth the carrying and estimated fair value for each of Piedmont’s financial instruments as of March 31, 2013 and December 31, 2012, respectively (in thousands):

	2013			2012
Financial Instrument	Carrying Value	Estimated Fair Value	Level Within Fair Value Hierarchy	Carrying Value	Estimated Fair Value	Level Within Fair Value Hierarchy
Assets:
Cash and cash equivalents(1)	$17,575	$17,575	Level 1	$12,957	$12,957	Level 1
Tenant receivables, net(1)	$156,367	$156,367	Level 1	$147,337	$147,337	Level 1
Restricted cash and escrows(1)	$683	$683	Level 1	$334	$334	Level 1
Interest rate swap asset	$1,712	$1,712	Level 2	$1,075	$1,075	Level 2
Liabilities:
Accounts payable and accrued expenses(1)	$21,103	$21,103	Level 1	$23,113	$23,113	Level 1
Interest rate swap liability	$8,443	$8,443	Level 2	$8,235	$8,235	Level 2
Line of credit and notes payable	$1,699,525	$1,750,284	Level 2	$1,416,525	$1,470,002	Level 2

(1)	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.

Piedmont's line of credit and notes payable were carried at book value as of March 31, 2013 and December 31, 2012; however, Piedmont's estimate of their fair value is disclosed in the table above. Piedmont uses widely accepted valuation techniques including discounted cash flow analysis based on the contractual terms of the debt facilities, including the period to maturity of each instrument, and uses observable market-based inputs for similar debt facilities which have transacted recently in the market. Therefore, the fair values determined are considered to be based on significant other observable inputs (Level 2). Scaling adjustments are made to these inputs to make them applicable to the remaining life of Piedmont's outstanding debt. Piedmont has not changed its valuation technique for estimating the fair value of its line of credit and notes payable.

Piedmont’s interest rate swap agreements discussed in Note 6 above are classified as “Interest rate swap” assets and liabilities in the accompanying consolidated balance sheets and were carried at fair value as of March 31, 2013 and December 31, 2012. The valuation of these derivative instruments was determined using widely accepted valuation techniques including discounted cash flow analysis based on the contractual terms of the derivatives, including the period to maturity of each instrument, and uses observable market-based inputs, including interest rate curves and implied volatilities. Therefore, the fair values determined are considered to be based on significant other observable inputs (Level 2). In addition, Piedmont considered both its own and the respective counterparties’ risk of nonperformance in determining the fair value of its derivative financial instruments by estimating the current and potential future exposure under the derivative financial instruments that both Piedmont and the counterparties were at risk for as of the valuation date. The credit risk of Piedmont and its counterparties was factored into the calculation of the estimated fair value of the interest rate swaps; however, as of March 31, 2013 and December 31, 2012, this credit valuation adjustment did not comprise a material portion of the estimated fair value. Therefore, Piedmont believes that any unobservable inputs used to determine the fair values of its derivative financial instruments are not significant to the fair value measurements in their entirety, and does not consider any of its derivative financial instruments to be Level 3 assets or liabilities.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Commitments Under Existing Agreements

Certain lease agreements include provisions that, at the option of the tenant, may obligate Piedmont to provide funding for capital improvements. Under its existing lease agreements, Piedmont may be required to fund significant tenant improvements, leasing commissions, and building improvements. In addition, certain agreements contain provisions that require Piedmont to issue corporate or property guarantees to provide funding for capital improvements or other financial obligations. Further, Piedmont classifies such tenant and building improvements into two classes: (i) improvements which incrementally enhance the building's asset value by expanding its revenue generating capacity (“incremental capital expenditures”) and (ii) improvements which maintain the building's existing asset value and its revenue generating capacity (“non-incremental capital expenditures”). As of March 31, 2013, Piedmont anticipates funding potential non-incremental capital expenditures for tenant improvements of approximately $98.5 million related to its existing lease portfolio over the respective lease terms, the majority of which Piedmont estimates may be required to be funded over the next several years. For most of Piedmont’s leases, the timing of the actual funding of these tenant improvements is largely dependent upon tenant requests for reimbursement. In some cases, these obligations may expire with the leases without further recourse to Piedmont.

Additionally, as of March 31, 2013, commitments for incremental capital expenditures associated with new leases, primarily at value-add properties, totaled approximately $42.3 million.

Contingencies Related to Tenant Audits/Disputes

Certain lease agreements include provisions that grant tenants the right to engage independent auditors to audit their annual operating expense reconciliations. Such audits may result in the re-interpretation of language in the lease agreements which could result in the refund of previously recognized tenant reimbursement revenues, resulting in financial loss to Piedmont. Piedmont recorded no significant reserves as additional expense related to such tenant audits/disputes during the three months ended March 31, 2013 or 2012, respectively.

Letters of Credit

As of March 31, 2013, Piedmont was subject to the following letters of credit, which reduce the total outstanding capacity under its $500 Million Unsecured Line of Credit:

Amount	Expiration of Letter of Credit (1)
$10,000,000	July 2013
$9,033,164	July 2013
$382,556	July 2013

(1)	These letter of credit agreements automatically renew for consecutive, one-year periods each anniversary, subject to the satisfaction of the credit obligation and certain other limitations.
Agreements to Resolve Legal Actions

Piedmont and certain of its current and former officers and directors were party to two separate securities class action lawsuits which challenged various disclosures made in connection with Piedmont's April 2007 internalization transaction in one case and a response to a May 2007 tender offer for Piedmont's shares and an October 2007 proxy statement seeking approval of amendments to Piedmont's charter in the other case. (Please refer to Part II. Item 1. “Legal Proceedings” for a complete description of the chronology of the two lawsuits). During the year ended December 31, 2012, after receiving favorable rulings including the dismissal of all claims in both cases, Piedmont reached agreement in principle to settle both lawsuits, thus avoiding additional legal expense associated with any further appeals by the plaintiffs. As a result, during the year ended December 31, 2012, Piedmont recorded a $7.5 million litigation settlement charge. Following notice to the classes, the settlements were granted final approval by the court on April 18, 2013. The time period for appealing the final approval expires May 20, 2013, at which time the cases will be fully and finally concluded except for administration of the settlement. Until the appeals period expires, the possibility of further financial loss does exist; however, management has concluded that such risk of loss is remote.

Discontinued Operations	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

Piedmont has classified the results of operations related to the following properties as discontinued operations (in thousands):

Building(s) Sold	Location	Date of Sale	Gain/(Loss) on Sale	Net Sales Proceeds
Portland Portfolio(1)	Beaverton, Oregon	March 19, 2012	$17,823	$43,832
26200 Enterprise Way	Lake Forest, California	May 31, 2012	$10,013	$24,412
110 & 112 Hidden Lake Circle Buildings	Duncan, South Carolina	September 21, 2012	$(259)	$25,595
1111 Durham Avenue	South Plainfield, New Jersey	March 28, 2013	$—	$3,403
1200 Enclave Parkway(2)	Houston, Texas	Held for Sale(2)	N/A	N/A

(1)
The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.

(2)
On March 22, 2013, Piedmont entered into a binding agreement to sell the 1200 Enclave Parkway building with an expected close of May 2013, and in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale on its consolidated balance sheet as of March 31, 2013. As such, Piedmont reclassified the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

Sale of 1111 Durham Avenue building

In accordance with GAAP during the quarter ended March 31, 2013, Piedmont re-classified the 1111 Durham Avenue building in South Plainfield, New Jersey from real estate assets held-for-use (at cost) to real estate assets held for sale (at estimated fair value) and recorded an impairment charge of $6.4 million, which represents the difference in carrying value of the asset at the time the asset met the held for sale criteria. The fair value measurement used in the evaluation of this non-financial asset is considered to be a Level 1 valuation within the fair value hierarchy as defined by GAAP, as there are direct observations and transactions involving the asset. After assessing the age of the building (constructed in 1975) and leasing prospects, Piedmont determined that the sales price should appropriately represent the land value of the asset. As a result, Piedmont disposed of the 1111 Durham Avenue building for a gross sale price of approximately $4.0 million, exclusive of closing costs. The transaction closed on March 28, 2013.

Assets Held-for-Sale

The details comprising assets held for sale, consisting of the 1200 Enclave Parkway building and the 1111 Durham Avenue building, are presented below (in thousands):

	March 31, 2013	December 31, 2012
Real estate assets held for sale, net:
Land	$3,460	$7,188
Building and improvements, less accumulated depreciation of $1,155 and $9,327 as of March 31, 2013 and December 31, 2012, respectively	21,136	26,782
Construction in progress	358	—
Total real estate assets held for sale, net	$24,954	$33,970

Other assets held for sale:
Straight-line rent	$2,670	$2,189
Deferred lease costs, less accumulated amortization of $268 and $207 as of March 31, 2013 and December 31, 2012, respectively	2,976	3,038
Total other assets held for sale, net	$5,646	$5,227

Income/(loss) from Discontinued Operations

The details comprising income/(loss) from discontinued operations are presented below (in thousands):

	March 31,
	2013	2012
Revenues:
Rental income	$962	$2,680
Tenant reimbursements	247	459
Property management fee revenue	—	—
Other rental income	—	—
	1,209	3,139
Expenses:
Property operating costs	749	1,197
Depreciation	264	754
Amortization of deferred leasing costs	61	186
General and administrative expenses	—	3
	1,074	2,140
Other income (expense):
Interest expense	—	—
Interest and other income	12	—
Net income attributable to noncontrolling interest	—	—
	12	—

Operating income, excluding gain/(loss) on sale	147	999
Impairment loss	(6,402)	—
Gain/(loss) on sale of real estate assets	—	17,830
Income/(loss) from discontinued operations	$(6,255)	$18,829

Stock Based Compensation	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
Stock Based Compensation
Deferred Stock Awards

Piedmont has granted deferred stock awards in the form of restricted stock to its employees. The awards are determined by the Compensation Committee of the board of directors of Piedmont on an annual basis and typically vest over a three-year period beginning on the grant date. In addition, Piedmont has adopted a multi-year performance share program for certain of its employees. Restricted shares are earned based on the relative performance of Piedmont's total stockholder return as compared with a predetermined peer group's total stockholder return over a three-year period. Typically, shares are not awarded until after the end of the third year in the performance period and vest immediately upon award; however, the inaugural performance share program, which covers the fiscal 2010-2012 performance period, contains three interim performance periods whereby shares may be awarded.

A rollforward of Piedmont's deferred stock award activity for the three months ended March 31, 2013 is as follows:

	Unvested Deferred Stock Awards as of January 1, 2013	Deferred Stock Awards Granted During Three Months Ended March 31, 2013	Adjustment to Estimated Future Grants of Performance Share Awards During Three Months Ended March 31, 2013	Deferred Stock Awards Vested During Three Months Ended March 31, 2013	Deferred Stock Awards Forfeited During Three Months Ended March 31, 2013	Unvested Deferred Stock Awards as of March 31, 2013
Shares	318,893	—	50,155	—	(456)	368,592
Weighted-Average Grant Date Fair Value (per share)	$18.41	$—	$18.27	$—	$17.60	$18.39

A detail of Piedmont’s outstanding employee deferred stock awards as of March 31, 2013 is as follows:

Date of grant	Type of Award	Net Shares Granted (1)		Grant Date Fair Value	Vesting Schedule	Unvested Shares as of March 31, 2013
May 11, 2010	Fiscal Year 2010-2012 Performance Share Program	56,875	(2)	$28.44	Shares vest immediately upon determination of award in 2013.	5,266	(3)
May 24, 2010	Annual Deferred Stock Award	161,148		$18.71	Of the shares granted, 25% vested on the date of grant, and 25% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	52,964
May 24, 2010	One-Time Special Deferred Stock Award in Recognition of Piedmont's Initial Public Offering	40,085		$18.71	Of the shares granted, 33.33% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	17,457
April 5, 2011	Annual Deferred Stock Award	128,986		$19.40	Of the shares granted, 25% vested on the date of grant, and 25% vested or will vest on April 5, 2012, 2013, and 2014, respectively.	74,470
April 5, 2011	Fiscal Year 2011-2013 Performance Share Program	—		$18.27	Shares awarded, if any, will vest immediately upon determination of award in 2014.	50,155	(4)
April 4, 2012	Annual Deferred Stock Award	209,876		$17.49	Of the shares granted, 25% vested on the date of grant, and 25% will vest on April 4, 2013, 2014, and 2015, respectively.	168,280
April 4, 2012	Fiscal Year 2012-2014 Performance Share Program	—		$17.42	Shares awarded, if any, will vest immediately upon determination of award in 2015.	—	(4)
Total						368,592

(1)	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through March 31, 2013.

(2)	Represents net shares granted as of the end of the second interim performance period ended December 31, 2011.

(3)	Calculated based on Piedmont's cumulative total stockholder return for the respective performance period through December 31, 2012.

(4)
Estimated based on Piedmont's cumulative total stockholder return for the respective performance period through March 31, 2013. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.

During the three months ended March 31, 2013 and 2012, respectively, Piedmont recognized approximately $0.6 million and $0.3 million of compensation expense related to stock awards, all of which related to the amortization of nonvested shares. As of March 31, 2013, approximately $1.6 million of unrecognized compensation cost related to nonvested, annual deferred stock awards remained, which Piedmont will record in its consolidated statements of income over a weighted-average vesting period of approximately one year.

Earnings Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

There are no adjustments to “Net income attributable to Piedmont” or “Income from continuing operations” for the diluted earnings per share computations.

Net income per share-basic is calculated as net income available to common stockholders divided by the weighted average number of common shares outstanding during the period. Net income per share-diluted is calculated as net income available to common stockholders divided by the diluted weighted average number of common shares outstanding during the period, including nonvested restricted stock. Diluted weighted average number of common shares is calculated to reflect the potential dilution under the treasury stock method that would occur as if the remaining unvested restricted stock awards has vested and resulted in additional common shares outstanding.

The following table reconciles the denominator for the basic and diluted earnings per share computations shown on the consolidated statements of income for the three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
	2013	2012
Weighted-average common shares – basic	167,555	172,630
Plus incremental weighted-average shares from time-vested conversions:
Restricted stock awards	255	244
Weighted-average common shares – diluted	167,810	172,874

Other Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Other Subsequent Events
Other Subsequent Events

Second Quarter Dividend Declaration

On May 2, 2013, the board of directors of Piedmont declared dividends for the second quarter of 2013 in the amount of $0.20 per common share outstanding to stockholders of record as of the close of business on May 31, 2013. Such dividends are to be paid on June 21, 2013.

Sale of the 1200 Enclave Building

On May 1, 2013, Piedmont closed on the sale of the 1200 Enclave Parkway building in Houston, Texas, for approximately $48.8 million with an unrelated, third-party purchaser. The building, which was purchased by Piedmont in March 2011, contains approximately 150,000 square feet and is approximately 100% leased. Further, Piedmont was engaged by the purchaser to manage the property for a five-year term at a market-based fee.

Final Approval of Litigation Settlement Agreements

Following notice to the classes, the litigation settlement agreements were granted final approval by the court on April 18, 2013. See Note 9 for further detail.

Additional Interest Rate Derivative Agreements

During April 2013, Piedmont entered into four additional forward starting swaps with a total notional value of $390 million to hedge the risk of changes in the interest-related cash flows associated with the potential incurrence of long-term debt.

Guarantor and Non-Guarantor Financial Information	3 Months Ended
Mar. 31, 2013
Guarantor and Non-Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information
Guarantor and Non-Guarantor Financial Information

Piedmont anticipates filing one or more registration statements relating to debt securities of Piedmont OP, guaranteed by Piedmont. When one or more registration statements becomes effective, Piedmont will become subject to the requirements of Rule 3-10 of Regulation S-X regarding financial statements of guarantors and issuers of guaranteed registered securities. Therefore, Piedmont is providing the following condensed consolidating financial information for Piedmont Operating Partnership, LP (the "Issuer"), Piedmont Office Realty Trust, Inc. (the "Guarantor"), and the other directly and indirectly owned subsidiaries of the Guarantor (the "Non-Guarantor Subsidiaries"). The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with the Non-Guarantor Subsidiaries.

Condensed Consolidated Balance Sheets
As of March 31, 2013
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$90,239	$—	$576,240	$—	$666,479
Buildings and improvements, less accumulated depreciation	518,634	—	2,540,683	—	3,059,317
Intangible lease assets, less accumulated amortization	2,954	—	67,798	—	70,752
Construction in progress	766	—	28,721	—	29,487
Real estate assets held for sale, net	—	—	24,954	—	24,954
Total real estate assets	612,593	—	3,238,396	—	3,850,989
Investments in and amounts due from unconsolidated joint ventures	38,293	—	—	—	38,293
Cash and cash equivalents	68,385	150	—	(50,960)	17,575
Tenant receivables, net	35,865	—	117,832	—	153,697
Advances to affiliates	846,627	1,297,916	(1,171,575)	(972,968)	—
Notes receivable	160,000	2,500	23,890	(186,390)	—
Prepaid expenses, restricted cash, escrows, and other assets	5,262	175	8,961	(991)	13,407
Goodwill	180,097	—	—	—	180,097
Interest rate swap	1,712	—	—	—	1,712
Deferred financing costs, net	4,037	—	1,871	—	5,908
Deferred lease costs, net	33,011	—	238,326	—	271,337
Other assets held for sale, net	—	—	5,646	—	5,646
Total assets	$1,985,882	$1,300,741	$2,463,347	$(1,211,309)	$4,538,661
Liabilities:
Line of credit and notes payable	$735,890	$—	$1,150,025	$(186,390)	$1,699,525
Accounts payable, accrued expenses, and accrued capital expenditures	19,720	434	171,071	(51,952)	139,273
Advances from affiliates	284,014	599,167	162,403	(1,045,584)	—
Deferred income	5,198	—	18,387	—	23,585
Intangible lease liabilities, net	18	—	45,197	—	45,215
Interest rate swaps	8,443	—	—	—	8,443
Total liabilities	1,053,283	599,601	1,547,083	(1,283,926)	1,916,041
Stockholders’ Equity:
Common stock	—	1,676	—	—	1,676
Additional paid-in capital	—	3,667,614	—	—	3,667,614
Cumulative distributions in excess of earnings	939,330	(2,968,150)	914,651	72,617	(1,041,552)
Other comprehensive loss	(6,731)	—	—	—	(6,731)
Piedmont stockholders’ equity	932,599	701,140	914,651	72,617	2,621,007
Noncontrolling interest	—	—	1,613	—	1,613
Total stockholders’ equity	932,599	701,140	916,264	72,617	2,622,620
Total liabilities and stockholders’ equity	$1,985,882	$1,300,741	$2,463,347	$(1,211,309)	$4,538,661

Condensed Consolidated Balance Sheets
As of December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$90,239	$—	$532,109	$—	$622,348
Buildings and improvements, less accumulated depreciation	522,054	—	2,359,242	—	2,881,296
Intangible lease assets, less accumulated amortization	3,266	—	51,479	—	54,745
Construction in progress	1,056	—	19,317	—	20,373
Real estate assets held for sale, net	10,223	—	23,747	—	33,970
Total real estate assets	626,838	—	2,985,894	—	3,612,732
Investments in and amounts due from unconsolidated joint ventures	37,689	—	—	—	37,689
Cash and cash equivalents	62,371	239	—	(49,653)	12,957
Tenant receivables, net	34,286	—	110,862	—	145,148
Advances to affiliates	554,329	1,300,157	(931,733)	(922,753)	—
Notes receivable	160,000	2,500	23,890	(186,390)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,219	15	10,070	(948)	13,356
Goodwill	180,097	—	—	—	180,097
Interest rate swap	1,075	—	—	—	1,075
Deferred financing costs, net	4,292	—	2,162	—	6,454
Deferred lease costs, net	31,357	—	208,783	—	240,140
Other assets held for sale, net	—	—	5,227	—	5,227
Total assets	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875
Liabilities:
Line of credit and notes payable	$452,890	$—	$1,150,025	$(186,390)	$1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,444	644	156,776	(50,601)	127,263
Advances from affiliates	274,158	568,093	147,783	(990,034)	—
Deferred income	5,991	—	15,561	—	21,552
Intangible lease liabilities, net	24	—	40,781	—	40,805
Interest rate swaps	8,235	—	—	—	8,235
Total liabilities	761,742	568,737	1,510,926	(1,227,025)	1,614,380
Stockholders’ Equity:
Common stock	—	1,676	—	—	1,676
Additional paid-in capital	—	3,667,051	—	—	3,667,051
Cumulative distributions in excess of earnings	941,971	(2,934,553)	902,620	67,281	(1,022,681)
Other comprehensive loss	(7,160)	—	—	—	(7,160)
Piedmont stockholders’ equity	934,811	734,174	902,620	67,281	2,638,886
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	934,811	734,174	904,229	67,281	2,640,495
Total liabilities and stockholders’ equity	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875

Condensed Consolidated Statements of Income
For the three months ended March 31, 2013
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$18,925	$—	$90,002	$(906)	$108,021
Tenant reimbursements	4,036	—	21,628	(12)	25,652
Property management fee revenue	3,420	—	40	(2,829)	631
	26,381	—	111,670	(3,747)	134,304
Expenses:
Property operating costs	10,203	—	46,407	(3,718)	52,892
Depreciation	6,115	—	23,305	—	29,420
Amortization	1,320	—	7,797	—	9,117
General and administrative	4,378	118	5,417	(5,364)	4,549
	22,016	118	82,926	(9,082)	95,978
Real estate operating income	4,365	(118)	28,744	5,335	38,326
Other income (expense):
Interest expense	(3,624)	—	(15,592)	2,843	(16,373)
Interest and other income	2,778	43	(1,255)	(2,843)	(1,277)
Net casualty loss	58	—	(219)	—	(161)
Equity in income of unconsolidated joint ventures	395	—	—	—	395
	(393)	43	(17,066)	—	(17,416)
Income from continuing operations	3,972	(75)	11,678	5,335	20,910
Discontinued operations:
Operating income, excluding impairment loss	(211)	—	358	—	147
Impairment loss	(6,402)	—	—	—	(6,402)
Gain/(loss) on sale of real estate assets	—	—	—	—	—
Income from discontinued operations	(6,613)	—	358	—	(6,255)
Net income	(2,641)	(75)	12,036	5,335	14,655
Less: Net income attributable to noncontrolling interest	—	—	(4)	—	(4)
Net income attributable to Piedmont	$(2,641)	$(75)	$12,032	$5,335	$14,651

Condensed Consolidated Statements of Income
For the three months ended March 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$18,318	$—	$86,447	$(890)	$103,875
Tenant reimbursements	4,138	—	22,387	(12)	26,513
Property management fee revenue	3,481	—	54	(2,961)	574
Other rental income	16	—	108	—	124
	25,953	—	108,996	(3,863)	131,086
Expenses:
Property operating costs	9,913	—	45,600	(3,822)	51,691
Depreciation	5,719	—	21,133	—	26,852
Amortization	1,313	—	11,301	—	12,614
General and administrative	5,058	76	5,237	(5,114)	5,257
	22,003	76	83,271	(8,936)	96,414
Real estate operating income	3,950	(76)	25,725	5,073	34,672
Other income (expense):
Interest expense	(2,844)	—	(16,493)	2,800	(16,537)
Interest and other income	2,837	—	60	(2,800)	97
Equity in income of unconsolidated joint ventures	170	—	—	—	170
	163	—	(16,433)	—	(16,270)
Income from continuing operations	4,113	(76)	9,292	5,073	18,402
Discontinued operations:
Operating income, excluding impairment loss	1,040	—	(41)	—	999
Gain/(loss) on sale of real estate assets	17,832	—	(2)	—	17,830
Income from discontinued operations	18,872	—	(43)	—	18,829
Net income	22,985	(76)	9,249	5,073	37,231
Less: Net income attributable to noncontrolling interest	—	—	(4)	—	(4)
Net income attributable to Piedmont	$22,985	$(76)	$9,245	$5,073	$37,227

Condensed Consolidated Statements of Cash Flows
For the three months ended March 31, 2013
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$7,636	$177	$29,849	$5,336	$42,998

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(2,534)	—	(279,079)	—	(281,613)
Net sales proceeds from wholly-owned properties	3,403	—	—	—	3,403
Investments in unconsolidated joint ventures	(672)	—	—	—	(672)
Deferred lease costs paid	(2,331)	—	(6,539)	—	(8,870)
Net cash used in investing activities	(2,134)	—	(285,618)	—	(287,752)
Cash Flows from Financing Activities:
Deferred financing costs paid	(47)	—	—	—	(47)
Proceeds from line of credit and notes payable	294,000	—	—	—	294,000
Repayments from line of credit and notes payable	(11,000)	—	—	—	(11,000)
Repurchases of common stock as part of announced program	—	(11)	—	—	(11)
Intercompany distributions	(282,441)	33,315	255,769	(6,643)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(33,570)	—	—	(33,570)
Net cash provided by/(used in) financing activities	512	(266)	255,769	(6,643)	249,372
Net (decrease)/increase in cash and cash equivalents	6,014	(89)	—	(1,307)	4,618
Cash and cash equivalents, beginning of year	62,371	239	—	(49,653)	12,957
Cash and cash equivalents, end of year	$68,385	$150	$—	$(50,960)	$17,575

Condensed Consolidated Statements of Cash Flows
For the three months ended March 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided By/(Used In) Operating Activities	$(13,664)	$620	$45,880	$5,073	$37,909

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(4,630)	—	(8,445)	—	(13,075)
Net sales proceeds from wholly-owned properties	24,839	—	—	—	24,839
Deferred lease costs paid	(1,550)	—	(4,324)	—	(5,874)
Net cash provided by/(used in)/provided by investing activities	18,659	—	(12,769)	—	5,890
Cash Flows from Financing Activities:
Deferred financing costs paid	(12)	—	—	—	(12)
Proceeds from line of credit and notes payable	49,000	—	—	—	49,000
Repayments from line of credit and notes payable	(29,000)	—	(140,000)	—	(169,000)
Costs of issuance of common stock	—	(229)	—	—	(229)
Intercompany distributions	(133,170)	34,176	106,889	(7,895)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(34,569)	—	—	(34,569)
Net cash provided by/(used in) financing activities	(113,182)	(622)	(33,111)	(7,895)	(154,810)
Net (decrease)/increase in cash and cash equivalents	(108,187)	(2)	—	(2,822)	(111,011)
Cash and cash equivalents, beginning of year	166,920	139	—	(27,369)	139,690
Cash and cash equivalents, end of year	$58,733	$137	$—	$(30,191)	$28,679

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Income Tax, Policy
Income Taxes

Piedmont has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), and has operated as such, beginning with its taxable year ended December 31, 1998. To qualify as a REIT, Piedmont must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of its annual REIT taxable income. As a REIT, Piedmont is generally not subject to federal income taxes. Piedmont is subject to certain taxes related to the operations of properties in certain locations, as well as operations conducted by its taxable REIT subsidiary, which have been provided for in the financial statements.

Acquisitions (Tables)	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Schedule of acquired properties
During the quarter ended March 31, 2013, Piedmont acquired the following properties:

Property	Metropolitan Statistical Area	Date of Acquisition	Rentable Square Feet	Percentage Leased as of Acquisition	Purchase Price (in millions)
Arlington Gateway	Washington, D.C.	March 4, 2013	333,948	99%	$175.6
5 & 15 Wayside Road	Boston, MA	March 22, 2013	271,434	95%	$69.3

Tenant and Notes Receivable (Tables)	3 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Schedule of Tenant Receivables
Tenant receivables as of March 31, 2013 and December 31, 2012, respectively, were comprised of the following (in thousands):

	March 31, 2013	December 31, 2012
Tenant receivables, net of allowance for doubtful accounts of $375 and $346 as of March 31, 2013 and December 31, 2012, respectively	$29,237	$25,038
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	124,460	120,110
Tenant receivables, net	$153,697	$145,148

Line of Credit and Notes Payable (Tables)	3 Months Ended
Mar. 31, 2013
Line of Credit and Notes Payable [Abstract]
Schedule of Debt

The following table summarizes the terms of Piedmont’s indebtedness outstanding as of March 31, 2013 and December 31, 2012 (in thousands):

Facility	Collateral	Rate(1)		Maturity	Amount Outstanding as of
					March 31, 2013	December 31, 2012
Secured (Fixed)
$200.0 Million Mortgage Note	Aon Center	4.87%		5/1/2014	$200,000	$200,000
$25.0 Million Mortgage Note	Aon Center	5.70%		5/1/2014	25,000	25,000
$350.0 Million Secured Pooled Facility	Nine Property Collateralized Pool (2)	4.84%		6/7/2014	350,000	350,000
$105.0 Million Fixed-Rate Loan	US Bancorp Center	5.29%		5/11/2015	105,000	105,000
$125.0 Million Fixed-Rate Loan	Four Property Collateralized Pool (3)	5.50%		4/1/2016	125,000	125,000
$42.5 Million Fixed-Rate Loan	Las Colinas Corporate Center I & II	5.70%		10/11/2016	42,525	42,525
$140.0 Million WDC Mortgage Notes	1201 & 1225 Eye Street	5.76%		11/1/2017	140,000	140,000
Subtotal/Weighted Average (4)		5.17%			987,525	987,525
Unsecured (Variable)
$300 Million Unsecured Term Loan		LIBOR + 1.45%	(5)	11/22/2016	300,000	300,000
$500 Million Unsecured Line of Credit		1.39%	(6)	8/19/2016	412,000	129,000
Subtotal/Weighted Average (4)		1.93%			712,000	429,000
Total/ Weighted Average (4)		3.81%			$1,699,525	$1,416,525

(1)	All of Piedmont’s outstanding debt as of March 31, 2013 and December 31, 2012 is interest-only debt.

(2)
Nine property collateralized pool includes: 1200 Crown Colony Drive, Braker Pointe III, 2 Gatehall Drive, One and Two Independence Square, 2120 West End Avenue, 400 Bridgewater Crossing, 200 Bridgewater Crossing, and Fairway Center II.

(3)	Four property collateralized pool includes 1430 Enclave Parkway, Windy Point I and II, and 1055 East Colorado Boulevard.

(4)	Weighted average is based on contractual balance of outstanding debt and interest rates in the table as of March 31, 2013.

(5)
The $300 Million Unsecured Term Loan has a stated variable rate; however, Piedmont entered into interest rate swap agreements which effectively fix, exclusive of changes to Piedmont's credit rating, the rate on this facility to 2.69%.

(6)
Piedmont may select from multiple interest rate options with each draw, including the prime rate and various-length LIBOR locks. All LIBOR selections are subject to an additional spread (1.175% as of March 31, 2013) over the selected rate based on Piedmont’s current credit rating. The outstanding balance as of March 31, 2013 consisted of 30-day LIBOR draws at 0.21% (subject to the additional spread mentioned above).

Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
A detail of Piedmont’s interest rate derivatives outstanding as of March 31, 2013 is as follows:

Interest Rate Derivative	Notional Amount (in millions)	Effective Date	Maturity Date
Interest rate swap	$125	11/22/2011	11/22/2016
Interest rate swap	75	11/22/2011	11/22/2016
Interest rate swap	50	11/22/2011	11/22/2016
Interest rate swap	50	11/22/2011	11/22/2016
Interest rate swap	70	3/3/2014	3/3/2024
Interest rate swap	70	3/3/2014	3/3/2024
Total	$440

Schedule of Interest Rate Derivatives
A detail of Piedmont’s interest rate derivatives on a gross and net basis as of March 31, 2013 and December 31, 2012, respectively, is as follows:

Interest rate swaps classified as:	March 31, 2013	December 31, 2012
Gross derivative assets	$1,712	$1,075
Gross derivative liabilities	(8,443)	(8,235)
Net derivative asset/(liability)	$(6,731)	$(7,160)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
All of Piedmont's interest rate derivative agreements outstanding for the periods presented were designated as cash flow hedges of interest rate risk. As such, the effective portion of changes in the fair value of these derivatives designated as, and that qualify as, cash flow hedges is recorded in other comprehensive income ("OCI") and is reclassified into earnings as interest expense in the period that the hedged forecasted transaction affects earnings. The effective portion of Piedmont's interest rate derivatives that was recorded in the accompanying consolidated statements of income for the three months ended March 31, 2013 and 2012, respectively, is follows:

	Three Months Ended
Derivative in Cash Flow Hedging Relationships (Interest Rate Swaps) (in thousands)	March 31, 2013	March 31, 2012
Amount of loss recognized in OCI on derivative	$340	$748
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	$(769)	$(733)

Variable Interest Entities (Tables)	3 Months Ended
Mar. 31, 2013
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities
A summary of Piedmont’s interests in and consolidation treatment of its VIEs as of March 31, 2013 is as follows (net carrying amount in millions):

Entity	Piedmont’s % Ownership of Entity	Related Building	Consolidated/ Unconsolidated	Net Carrying Amount as of March 31, 2013	Net Carrying Amount as of December 31, 2012	Primary Beneficiary Considerations
1201 Eye Street NW Associates, LLC	49.5%	1201 Eye Street	Consolidated	$(5.4)	$(5.7)
In accordance with the partnership’s governing documents, Piedmont is entitled to 100% of the cash flow of the entity and has sole discretion in directing the management and leasing activities of the building.

1225 Eye Street NW Associates, LLC	49.5%	1225 Eye Street	Consolidated	$0.6	$(0.1)
In accordance with the partnership’s governing documents, Piedmont is entitled to 100% of the cash flow of the entity and has sole discretion in directing the management and leasing activities of the building.

Piedmont 500 W. Monroe Fee, LLC	100%	500 W. Monroe	Consolidated	$208.4	$194.0
The Omnibus Agreement with the previous owner includes equity participation rights for the previous owner, if certain financial returns are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Suwanee Gateway One, LLC	100%	Suwanee Gateway One	Consolidated	$7.5	$7.6
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Medici Atlanta, LLC	100%	The Medici	Consolidated	$14.3	$13.7
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

400 TownPark, LLC	100%	400 TownPark	Consolidated	$23.2	$23.5
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Fair Value Measurement of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Measurement of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping
The following table sets forth the carrying and estimated fair value for each of Piedmont’s financial instruments as of March 31, 2013 and December 31, 2012, respectively (in thousands):

	2013			2012
Financial Instrument	Carrying Value	Estimated Fair Value	Level Within Fair Value Hierarchy	Carrying Value	Estimated Fair Value	Level Within Fair Value Hierarchy
Assets:
Cash and cash equivalents(1)	$17,575	$17,575	Level 1	$12,957	$12,957	Level 1
Tenant receivables, net(1)	$156,367	$156,367	Level 1	$147,337	$147,337	Level 1
Restricted cash and escrows(1)	$683	$683	Level 1	$334	$334	Level 1
Interest rate swap asset	$1,712	$1,712	Level 2	$1,075	$1,075	Level 2
Liabilities:
Accounts payable and accrued expenses(1)	$21,103	$21,103	Level 1	$23,113	$23,113	Level 1
Interest rate swap liability	$8,443	$8,443	Level 2	$8,235	$8,235	Level 2
Line of credit and notes payable	$1,699,525	$1,750,284	Level 2	$1,416,525	$1,470,002	Level 2

(1)	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.

Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Letters of Credit
As of March 31, 2013, Piedmont was subject to the following letters of credit, which reduce the total outstanding capacity under its $500 Million Unsecured Line of Credit:

Amount	Expiration of Letter of Credit (1)
$10,000,000	July 2013
$9,033,164	July 2013
$382,556	July 2013

(1)	These letter of credit agreements automatically renew for consecutive, one-year periods each anniversary, subject to the satisfaction of the credit obligation and certain other limitations.

Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Results Of Operations
Piedmont has classified the results of operations related to the following properties as discontinued operations (in thousands):

Building(s) Sold	Location	Date of Sale	Gain/(Loss) on Sale	Net Sales Proceeds
Portland Portfolio(1)	Beaverton, Oregon	March 19, 2012	$17,823	$43,832
26200 Enterprise Way	Lake Forest, California	May 31, 2012	$10,013	$24,412
110 & 112 Hidden Lake Circle Buildings	Duncan, South Carolina	September 21, 2012	$(259)	$25,595
1111 Durham Avenue	South Plainfield, New Jersey	March 28, 2013	$—	$3,403
1200 Enclave Parkway(2)	Houston, Texas	Held for Sale(2)	N/A	N/A

(1)
The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.

(2)
On March 22, 2013, Piedmont entered into a binding agreement to sell the 1200 Enclave Parkway building with an expected close of May 2013, and in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale on its consolidated balance sheet as of March 31, 2013. As such, Piedmont reclassified the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

Schedule of Assets Held-for-Sale
The details comprising assets held for sale, consisting of the 1200 Enclave Parkway building and the 1111 Durham Avenue building, are presented below (in thousands):

	March 31, 2013	December 31, 2012
Real estate assets held for sale, net:
Land	$3,460	$7,188
Building and improvements, less accumulated depreciation of $1,155 and $9,327 as of March 31, 2013 and December 31, 2012, respectively	21,136	26,782
Construction in progress	358	—
Total real estate assets held for sale, net	$24,954	$33,970

Other assets held for sale:
Straight-line rent	$2,670	$2,189
Deferred lease costs, less accumulated amortization of $268 and $207 as of March 31, 2013 and December 31, 2012, respectively	2,976	3,038
Total other assets held for sale, net	$5,646	$5,227

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The details comprising income/(loss) from discontinued operations are presented below (in thousands):

	March 31,
	2013	2012
Revenues:
Rental income	$962	$2,680
Tenant reimbursements	247	459
Property management fee revenue	—	—
Other rental income	—	—
	1,209	3,139
Expenses:
Property operating costs	749	1,197
Depreciation	264	754
Amortization of deferred leasing costs	61	186
General and administrative expenses	—	3
	1,074	2,140
Other income (expense):
Interest expense	—	—
Interest and other income	12	—
Net income attributable to noncontrolling interest	—	—
	12	—

Operating income, excluding gain/(loss) on sale	147	999
Impairment loss	(6,402)	—
Gain/(loss) on sale of real estate assets	—	17,830
Income/(loss) from discontinued operations	$(6,255)	$18,829

Stock Based Compensation (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Share Activity
A rollforward of Piedmont's deferred stock award activity for the three months ended March 31, 2013 is as follows:

	Unvested Deferred Stock Awards as of January 1, 2013	Deferred Stock Awards Granted During Three Months Ended March 31, 2013	Adjustment to Estimated Future Grants of Performance Share Awards During Three Months Ended March 31, 2013	Deferred Stock Awards Vested During Three Months Ended March 31, 2013	Deferred Stock Awards Forfeited During Three Months Ended March 31, 2013	Unvested Deferred Stock Awards as of March 31, 2013
Shares	318,893	—	50,155	—	(456)	368,592
Weighted-Average Grant Date Fair Value (per share)	$18.41	$—	$18.27	$—	$17.60	$18.39

Schedule of Outstanding Employee Deferred Stock Awards
A detail of Piedmont’s outstanding employee deferred stock awards as of March 31, 2013 is as follows:

Date of grant	Type of Award	Net Shares Granted (1)		Grant Date Fair Value	Vesting Schedule	Unvested Shares as of March 31, 2013
May 11, 2010	Fiscal Year 2010-2012 Performance Share Program	56,875	(2)	$28.44	Shares vest immediately upon determination of award in 2013.	5,266	(3)
May 24, 2010	Annual Deferred Stock Award	161,148		$18.71	Of the shares granted, 25% vested on the date of grant, and 25% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	52,964
May 24, 2010	One-Time Special Deferred Stock Award in Recognition of Piedmont's Initial Public Offering	40,085		$18.71	Of the shares granted, 33.33% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	17,457
April 5, 2011	Annual Deferred Stock Award	128,986		$19.40	Of the shares granted, 25% vested on the date of grant, and 25% vested or will vest on April 5, 2012, 2013, and 2014, respectively.	74,470
April 5, 2011	Fiscal Year 2011-2013 Performance Share Program	—		$18.27	Shares awarded, if any, will vest immediately upon determination of award in 2014.	50,155	(4)
April 4, 2012	Annual Deferred Stock Award	209,876		$17.49	Of the shares granted, 25% vested on the date of grant, and 25% will vest on April 4, 2013, 2014, and 2015, respectively.	168,280
April 4, 2012	Fiscal Year 2012-2014 Performance Share Program	—		$17.42	Shares awarded, if any, will vest immediately upon determination of award in 2015.	—	(4)
Total						368,592

(1)	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through March 31, 2013.

(2)	Represents net shares granted as of the end of the second interim performance period ended December 31, 2011.

(3)	Calculated based on Piedmont's cumulative total stockholder return for the respective performance period through December 31, 2012.

(4)
Estimated based on Piedmont's cumulative total stockholder return for the respective performance period through March 31, 2013. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.

Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
The following table reconciles the denominator for the basic and diluted earnings per share computations shown on the consolidated statements of income for the three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
	2013	2012
Weighted-average common shares – basic	167,555	172,630
Plus incremental weighted-average shares from time-vested conversions:
Restricted stock awards	255	244
Weighted-average common shares – diluted	167,810	172,874

Organization (Details)	3 Months Ended
Mar. 31, 2013 subsidiary area
Real Estate Properties [Line Items]
Number of wholly-owned subsidiaries	2
Number of metropolitan areas	17
Unconsolidated Joint Venture [Member]
Real Estate Properties [Line Items]
Number of real estate properties	5
Office properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties	75
Square footage of real estate property	20,900,000
Percentage Leased as of Acquisition	86.00%

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Mar. 04, 2013 Arlington Gateway [Member] sqft	Mar. 22, 2013 Wayside, 5 and 15 [Member] sqft
Business Acquisition [Line Items]
Rentable Square Feet	333,948	271,434
Percentage Leased as of Acquisition	99.00%	95.00%
Purchase Price	$ 175.6	$ 69.3

Tenant and Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Tenant receivables, net of allowance for doubtful accounts of $375 and $346 as of March 31, 2013 and December 31, 2012, respectively	$ 29,237	$ 25,038
Tenant receivables, allowance for doubtful accounts	375	346
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	124,460	120,110
Tenant receivables, net	$ 153,697	$ 145,148

Line of Credit and Notes Payable (Narrative) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Interest payments on debt facilities	$ 15,700,000	$ 15,800,000
Unsecured Debt [Member] | $500 Million Unsecured Line of Credit [Member]
Debt Instrument [Line Items]
Net borrowings	283,000,000
Borrowing capacity of line of credit	$ 500,000,000

Line of Credit and Notes Payable (Details) (USD $)	Mar. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Weighted Average Rate	3.81%	[1],[2]
Amount Outstanding	$ 1,699,525,000	[2]	$ 1,416,525,000	[2]
Secured Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate	5.17%	[1],[2]
Amount Outstanding	987,525,000	[2]	987,525,000	[2]
Unsecured Debt [Member]
Debt Instrument [Line Items]
Weighted Average Rate	1.93%	[1],[2]
Amount Outstanding	712,000,000	[2]	429,000,000	[2]
Mortgage Note $200 Million [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	200,000,000
Rate	4.87%	[1]
Amount Outstanding	200,000,000		200,000,000
Mortgage Note $25 Million [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	25,000,000
Rate	5.70%	[1]
Amount Outstanding	25,000,000		25,000,000
Secured Pooled Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	350,000,000
Rate	4.84%	[1]
Amount Outstanding	350,000,000		350,000,000
Number of properties in collateralized pool	9
Fixed-Rate $105 Million Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	105,000,000
Rate	5.29%	[1]
Amount Outstanding	105,000,000		105,000,000
Fixed-Rate $125 Million Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	125,000,000
Rate	5.50%	[1]
Amount Outstanding	125,000,000		125,000,000
Number of properties in collateralized pool	4
Fixed-Rate $42.5 Million Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	42,500,000
Rate	5.70%	[1]
Amount Outstanding	42,525,000		42,525,000
WDC Mortgage Notes $140 Million[Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	140,000,000
Rate	5.76%	[1]
Amount Outstanding	140,000,000		140,000,000
$300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	300,000,000
Amount Outstanding	300,000,000		300,000,000
Basis spread on variable rate	1.45%	[1],[3]
$500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Face amount of debt instument	500,000,000
Borrowing capacity of line of credit	500,000,000
Line of credit, effective interest rate	1.39%	[1],[4]
Amount Outstanding	$ 412,000,000		$ 129,000,000
LIBOR rate in effect	0.21%
Interest Rate Swap [Member] | $300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Effective interest rate	2.69%
LIBOR [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.18%

[1]	All of Piedmont’s outstanding debt as of March 31, 2013 and December 31, 2012 is interest-only debt.
[2]	Weighted average is based on contractual balance of outstanding debt and interest rates in the table as of March 31, 2013.
[3]	The $300 Million Unsecured Term Loan has a stated variable rate; however, Piedmont entered into interest rate swap agreements which effectively fix, exclusive of changes to Piedmont's credit rating, the rate on this facility to 2.69%.
[4]	Piedmont may select from multiple interest rate options with each draw, including the prime rate and various-length LIBOR locks. All LIBOR selections are subject to an additional spread (1.175% as of March 31, 2013) over the selected rate based on Piedmont’s current credit rating. The outstanding balance as of March 31, 2013 consisted of 30-day LIBOR draws at 0.21% (subject to the additional spread mentioned above).

Derivative Instruments (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net [Abstract]
Interest rate swap	$ 1,712,000		$ 1,075,000
Interest rate swaps	(8,443,000)		(8,235,000)
Net derivative asset/(liability)	(6,731,000)		(7,160,000)
Loss to be reclassified from accumulated other comprehensive loss to interest expense over next twelve months	3,200,000
Gain (loss) recognized related to hedge ineffectiveness	0	0
Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount	440,000,000
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Notional Amount	125,000,000
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Notional Amount	75,000,000
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Notional Amount	50,000,000
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Notional Amount	50,000,000
Interest Rate Swap 5 [Member]
Derivative [Line Items]
Notional Amount	70,000,000
Interest Rate Swap 6 [Member]
Derivative [Line Items]
Notional Amount	70,000,000
Derivative, term of contract	131 months
Credit Risk Contract [Member]
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net [Abstract]
Assets Needed for Immediate Settlement, Aggregate Fair Value	8,700,000
Interest Expense [Member] | Interest Rate Swap [Member]
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net [Abstract]
Amount of loss recognized in OCI on derivative	340,000	748,000
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	(769,000)	(733,000)
Unsecured Debt [Member] | $300 Million Unsecured Term Loan [Member]
Derivative [Line Items]
Face amount of debt instument	300,000,000
Debt [Member]
Derivative [Line Items]
Hedged amount associated with potential issuance of long-term debt	$ 140,000,000

Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Eye Street 1201 NW Associates LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	49.50%
Net Carrying Amount	$ (5.4)	$ (5.7)
Variable Interst Entity, Cash Flow Percent Entitled To Entity	100.00%
Eye Street 1225 NW Associates LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	49.50%
Net Carrying Amount	0.6	(0.1)
Variable Interst Entity, Cash Flow Percent Entitled To Entity	100.00%
Piedmont 500 W. Monroe Fee LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	208.4	194
Suwanee Gateway One LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	7.5	7.6
Medici Atlanta LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	14.3	13.7
TownPark 400, LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	$ 23.2	$ 23.5

Fair Value Measurement of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap	$ 1,712		$ 1,075
Interest rate swap liability	8,443		8,235
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	17,575	[1]	12,957	[1]
Tenant receivables, net	156,367	[1]	147,337	[1]
Restricted cash and escrows	683	[1]	334	[1]
Interest rate swap	1,712		1,075
Accounts payable and accrued expenses	21,103	[1]	23,113	[1]
Line of credit and notes payable	1,699,525		1,416,525
Interest Rate Swap [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap liability	8,443		8,235
Level 1 [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	17,575	[1]	12,957	[1]
Tenant receivables, net	156,367	[1]	147,337	[1]
Restricted cash and escrows	683	[1]	334	[1]
Accounts payable and accrued expenses	21,103	[1]	23,113	[1]
Level 2 [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap	1,712		1,075
Line of credit and notes payable	1,750,284		1,470,002
Level 2 [Member] | Interest Rate Swap [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap liability	$ 8,443		$ 8,235

[1]	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.

Commitments and Contingencies (Details) (USD $)	3 Months Ended							3 Months Ended	0 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Letter of Credit 1, July 2013 [Member]	Mar. 31, 2013 Letter of Credit 2, July 2013 [Member]	Mar. 31, 2013 Letter of Credit 3, July 2013 [Member]	Mar. 31, 2013 Unsecured Debt [Member] $500 Million Unsecured Line of Credit [Member]	Mar. 31, 2013 Non-Incremental Capital Expenditures [Member]	Mar. 31, 2013 Incremental Capital Expenditures [Member]	Mar. 31, 2013 Pending Litigation [Member]	Apr. 18, 2013 Subsequent Event [Member]
Loss Contingencies [Line Items]
Potential obligations for tenant improvements						$ 98,500,000	$ 42,300,000
Face amount of debt instument					500,000,000
Letters of credit outstanding		10,000,000	9,033,164	382,556
Letter of credit, renewal period	1 year
Litigation settlement expense								$ 7,500,000
Period to appeal final court approval									30 days

Discontinued Operations (Details) (USD $)	3 Months Ended		0 Months Ended					1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 19, 2012 Portland Portfolio [Member] acre property		May 31, 2012 26200 Enterprise Way [Member]	Sep. 21, 2012 110 & 112 Hidden Lake Circle Buildings [Member]	Mar. 28, 2013 1111 Durham Avenue [Member]	Mar. 31, 2013 1111 Durham Avenue [Member]	Mar. 06, 2013 1111 Durham Avenue [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(Loss) on Sale	$ 0	$ 17,830,000	$ 17,823,000	[1]	$ 10,013,000	$ (259,000)	$ 0
Net Sales Proceeds	3,403,000	24,839,000	43,832,000	[1]	24,412,000	25,595,000	3,403,000
Number of Real Estate Properties Sold			4
Area of Land (in acres)			18.19
Sale price									4,000,000
Revenues:
Rental income	962,000	2,680,000
Tenant reimbursements	247,000	459,000
Property management fee revenue	0	0
Other rental income	0	0
Revenue	1,209,000	3,139,000
Expenses:
Property operating costs	749,000	1,197,000
Depreciation	264,000	754,000
Amortization of deferred leasing costs	61,000	186,000
General and administrative expenses	0	3,000
Expenses	1,074,000	2,140,000
Other income (expense):
Interest expense	0	0
Interest and other income	12,000	0
Net income attributable to noncontrolling interest	0	0
Other income (expense)	12,000	0
Operating income, excluding gain/(loss) on sale	147,000	999,000
Impairment loss	(6,402,000)	0						(6,400,000)
Income/(loss) from discontinued operations	$ (6,255,000)	$ 18,829,000

[1]	The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.

Discontinued Operations - Assets Held-for-Sale (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total other assets held for sale, net	$ 5,646	$ 5,227
1200 Enclave Parkway [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale	24,954	33,970
Straight-line rent	2,670	2,189
Deferred lease costs, less accumulated amortization of $268 and $207 as of March 31, 2013 and December 31, 2012, respectively	2,976	3,038
Accumulated amortization on deferred lease costs	268	207
Total other assets held for sale, net	5,646	5,227
1200 Enclave Parkway [Member] | Land [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale	3,460	7,188
1200 Enclave Parkway [Member] | Building and Building Improvements [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale	21,136	26,782
Accumulated depreciation (building improvements)	1,155	9,327
1200 Enclave Parkway [Member] | Construction in progress [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale	$ 358	$ 0

Stock Based Compensation (Rollforward of Deferred Stock Awards) (Details) (Stock Awards [Member], USD $)	3 Months Ended
Mar. 31, 2013
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Unvested Deferred Stock Awards, Beginning of period (in shares)	318,893
Deferred Stock Awards Granted (in shares)	0
Adjustment to Estimated Future Grants of Performance Share Awards (in shares)	50,155
Deferred Stock Awards Vested (in shares)	0
Deferred Stock Awards Forfeited (in shares)	(456)
Unvested Deferred Stock Awards, End of period (in shares)	368,592
Unvested Deferred Stock Awards, Weighted-Average Grant Date Fair Value, Beginning of period (in dollars per share)	$ 18.41
Deferred Stock Awards Granted, Weighted-Average Grant Date Fair Value (in dollars per share)	$ 0
Adjustment to Estimated Future Grants of Performance Share Awards, Weighted Average Grant Date Fair Value (in dollars per share)	$ 18.27
Deferred Stock Awards Vested, Weighted-Average Grant Date Fair Value (in dollars per share)	$ 0
Deferred Stock Awards Forfeited, Weighted-Average Grant Date Fair Value (in dollars per share)	$ 17.6
Unvested Deferred Stock Awards, Weighted-Average Grant Date Fair Value, End of period (in dollars per share)	$ 18.39

Stock Based Compensation (Outstanding Employee Deferred Stock Awards) (Details) (USD $)	Mar. 31, 2013 Stock Awards [Member]	Dec. 31, 2012 Stock Awards [Member]	Mar. 31, 2013 Stock Awards, Granted May 11, 2010 [Member]		May 11, 2010 Stock Awards, Granted May 11, 2010 [Member]		Mar. 31, 2013 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2012 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2011 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2010 Stock Awards 1, Granted May 24, 2010 [Member]		Mar. 31, 2013 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2012 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2011 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2010 Stock Awards 2, Granted May 24, 2010 [Member]		Mar. 31, 2013 Stock Awards, Granted April 5, 2011 [Member]	Apr. 05, 2012 Stock Awards, Granted April 5, 2011 [Member]	Apr. 05, 2011 Stock Awards, Granted April 5, 2011 [Member]		Mar. 31, 2013 Stock Awards 2, Granted April 5, 2011 [Member]		Apr. 05, 2011 Stock Awards 2, Granted April 5, 2011 [Member]		Mar. 31, 2013 Stock Awards 1, Granted April 4, 2012 [Member]	Apr. 04, 2012 Stock Awards 1, Granted April 4, 2012 [Member]		Mar. 31, 2013 Stock Awards 2, Granted April 4, 2012 [Member]		Apr. 04, 2012 Stock Awards 2, Granted April 4, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net Shares Granted					56,875	[1],[2]				161,148	[2]				40,085	[2]			128,986	[2]			0	[2]		209,876	[2]			0	[2]
Grant Date Fair Value	$ 18.39	$ 18.41			$ 28.44					$ 18.71					$ 18.71				$ 19.4				$ 18.27			$ 17.49				$ 17.42
Of the shares granted, % vested								25.00%	25.00%	25.00%			33.33%	33.33%				25.00%	25.00%							25.00%
Of the shares granted, % expected to vest in one year							25.00%					33.33%					25.00%								25.00%
Of the shares granted, % expected to vest in two years																	25.00%								25.00%
Of the shares granted, % expected to vest in three years																									25.00%
Unvested Shares	368,592	318,893	5,266	[3]			52,964					17,457					74,470				50,155	[4]			168,280			0	[4]

[1]	Represents net shares granted as of the end of the second interim performance period ended December 31, 2011.
[2]	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through March 31, 2013.
[3]	Calculated based on Piedmont's cumulative total stockholder return for the respective performance period through December 31, 2012.
[4]	Estimated based on Piedmont's cumulative total stockholder return for the respective performance period through March 31, 2013. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.

Stock Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to stock awards	$ 0.6	$ 0.3
Unrecognized compensation cost related to nonvested	$ 1.6
Unrecognized compensation cost related to nonvested, weighted-average vesting period (in years)	1 year
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Period of predetermined peer group's total stockholder return	3 years

Earnings Per Share (Details)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share [Abstract]
Weighted-average common shares – basic	167,555,407	172,629,748
Restricted stock awards (in shares)	255,000	244,000
Weighted-average common shares – diluted	167,810,319	172,873,930

Other Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	May 03, 2013 Subsequent Event [Member]	May 03, 2013 1200 Enclave Parkway [Member] Subsequent Event [Member]	May 01, 2013 1200 Enclave Parkway [Member] Subsequent Event [Member] sqft	Mar. 31, 2013 Interest Rate Swap [Member]	Apr. 30, 2013 Interest Rate Swap [Member] Subsequent Event [Member] contract
Subsequent Event [Line Items]
Dividends declared (in dollars per share)	$ 0.2
Sale price			$ 48.8
Square footage of real estate property			150,000
Percentage of leased properties			100.00%
Property management agreement, term		5 years
Number of additional forward starting swaps					4
Notional amount				$ 440	$ 390

Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Assets:
Land	$ 666,479	$ 622,348
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	3,059,317	2,881,296
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	70,752	54,745
Construction in progress	29,487	20,373
Real estate assets held for sale, net	24,954	33,970
Total real estate assets	3,850,989	3,612,732
Investments in and amounts due from unconsolidated joint ventures	38,293	37,689
Cash and cash equivalents	17,575	12,957	28,679	139,690
Tenant receivables, net	153,697	145,148
Advances to affiliates	0	0
Notes receivable	0	0
Prepaid expenses, restricted cash, escrows, and other assets	13,407	13,356
Goodwill	180,097	180,097
Interest rate swap	1,712	1,075
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	5,908	6,454
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	271,337	240,140
Other assets held for sale, net	5,646	5,227
Total assets	4,538,661	4,254,875
Liabilities:
Line of credit and notes payable	1,699,525	1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	139,273	127,263
Advances from affiliates	0	0
Deferred income	23,585	21,552
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	45,215	40,805
Interest rate swaps	8,443	8,235
Total liabilities	1,916,041	1,614,380
Stockholders’ Equity:
Common stock	1,676	1,676
Additional paid-in capital	3,667,614	3,667,051
Cumulative distributions in excess of earnings	(1,041,552)	(1,022,681)
Other comprehensive loss	(6,731)	(7,160)
Piedmont stockholders’ equity	2,621,007	2,638,886
Noncontrolling interest	1,613	1,609
Total stockholders’ equity	2,622,620	2,640,495		2,773,428
Total liabilities and stockholders’ equity	4,538,661	4,254,875
Parent Company [Member]
Assets:
Land	90,239	90,239
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	518,634	522,054
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	2,954	3,266
Construction in progress	766	1,056
Real estate assets held for sale, net	0	10,223
Total real estate assets	612,593	626,838
Investments in and amounts due from unconsolidated joint ventures	38,293	37,689
Cash and cash equivalents	68,385	62,371	58,733	166,920
Tenant receivables, net	35,865	34,286
Advances to affiliates	846,627	554,329
Notes receivable	160,000	160,000
Prepaid expenses, restricted cash, escrows, and other assets	5,262	4,219
Goodwill	180,097	180,097
Interest rate swap	1,712	1,075
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	4,037	4,292
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	33,011	31,357
Other assets held for sale, net	0	0
Total assets	1,985,882	1,696,553
Liabilities:
Line of credit and notes payable	735,890	452,890
Accounts payable, accrued expenses, and accrued capital expenditures	19,720	20,444
Advances from affiliates	284,014	274,158
Deferred income	5,198	5,991
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	18	24
Interest rate swaps	8,443	8,235
Total liabilities	1,053,283	761,742
Stockholders’ Equity:
Common stock	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	939,330	941,971
Other comprehensive loss	(6,731)	(7,160)
Piedmont stockholders’ equity	932,599	934,811
Noncontrolling interest	0	0
Total stockholders’ equity	932,599	934,811
Total liabilities and stockholders’ equity	1,985,882	1,696,553
Guarantor Subsidiaries [Member]
Assets:
Land	0	0
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	0	0
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	0	0
Construction in progress	0	0
Real estate assets held for sale, net	0	0
Total real estate assets	0	0
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	150	239	137	139
Tenant receivables, net	0	0
Advances to affiliates	1,297,916	1,300,157
Notes receivable	2,500	2,500
Prepaid expenses, restricted cash, escrows, and other assets	175	15
Goodwill	0	0
Interest rate swap	0	0
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	0	0
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	0	0
Other assets held for sale, net	0	0
Total assets	1,300,741	1,302,911
Liabilities:
Line of credit and notes payable	0	0
Accounts payable, accrued expenses, and accrued capital expenditures	434	644
Advances from affiliates	599,167	568,093
Deferred income	0	0
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	0	0
Interest rate swaps	0	0
Total liabilities	599,601	568,737
Stockholders’ Equity:
Common stock	1,676	1,676
Additional paid-in capital	3,667,614	3,667,051
Cumulative distributions in excess of earnings	(2,968,150)	(2,934,553)
Other comprehensive loss	0	0
Piedmont stockholders’ equity	701,140	734,174
Noncontrolling interest	0	0
Total stockholders’ equity	701,140	734,174
Total liabilities and stockholders’ equity	1,300,741	1,302,911
Non-Guarantor Subsidiaries [Member]
Assets:
Land	576,240	532,109
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	2,540,683	2,359,242
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	67,798	51,479
Construction in progress	28,721	19,317
Real estate assets held for sale, net	24,954	23,747
Total real estate assets	3,238,396	2,985,894
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	0	0	0	0
Tenant receivables, net	117,832	110,862
Advances to affiliates	(1,171,575)	(931,733)
Notes receivable	23,890	23,890
Prepaid expenses, restricted cash, escrows, and other assets	8,961	10,070
Goodwill	0	0
Interest rate swap	0	0
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	1,871	2,162
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	238,326	208,783
Other assets held for sale, net	5,646	5,227
Total assets	2,463,347	2,415,155
Liabilities:
Line of credit and notes payable	1,150,025	1,150,025
Accounts payable, accrued expenses, and accrued capital expenditures	171,071	156,776
Advances from affiliates	162,403	147,783
Deferred income	18,387	15,561
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	45,197	40,781
Interest rate swaps	0	0
Total liabilities	1,547,083	1,510,926
Stockholders’ Equity:
Common stock	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	914,651	902,620
Other comprehensive loss	0	0
Piedmont stockholders’ equity	914,651	902,620
Noncontrolling interest	1,613	1,609
Total stockholders’ equity	916,264	904,229
Total liabilities and stockholders’ equity	2,463,347	2,415,155
Consolidation, Eliminations [Member]
Assets:
Land	0	0
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	0	0
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	0	0
Construction in progress	0	0
Real estate assets held for sale, net	0	0
Total real estate assets	0	0
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	(50,960)	(49,653)	(30,191)	(27,369)
Tenant receivables, net	0	0
Advances to affiliates	(972,968)	(922,753)
Notes receivable	(186,390)	(186,390)
Prepaid expenses, restricted cash, escrows, and other assets	(991)	(948)
Goodwill	0	0
Interest rate swap	0	0
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	0	0
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	0	0
Other assets held for sale, net	0	0
Total assets	(1,211,309)	(1,159,744)
Liabilities:
Line of credit and notes payable	(186,390)	(186,390)
Accounts payable, accrued expenses, and accrued capital expenditures	(51,952)	(50,601)
Advances from affiliates	(1,045,584)	(990,034)
Deferred income	0	0
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	0	0
Interest rate swaps	0	0
Total liabilities	(1,283,926)	(1,227,025)
Stockholders’ Equity:
Common stock	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	72,617	67,281
Other comprehensive loss	0	0
Piedmont stockholders’ equity	72,617	67,281
Noncontrolling interest	0	0
Total stockholders’ equity	72,617	67,281
Total liabilities and stockholders’ equity	$ (1,211,309)	$ (1,159,744)

Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Revenues:
Rental income	$ 108,021	$ 103,875
Tenant reimbursements	25,652	26,513
Property management fee revenue	631	574
Other rental income	0	124
Total revenues	134,304	131,086
Expenses:
Property operating costs	52,892	51,691
Depreciation	29,420	26,852
Amortization	9,117	12,614
General and administrative	4,549	5,257
Operating Expenses	95,978	96,414
Real estate operating income	38,326	34,672
Other income (expense):
Interest Expense	(16,373)	(16,537)
Other Nonoperating Income	(1,277)	97
Net casualty loss	(161)	0
Equity in income of unconsolidated joint ventures	395	170
Nonoperating Income (Expense)	(17,416)	(16,270)
Income from continuing operations	20,910	18,402
Discontinued operations:
Operating income	147	999
Impairment loss	(6,402)	0
Gain on sale of real estate assets	0	17,830
Income/(loss) from discontinued operations	(6,255)	18,829
Net income	14,655	37,231
Less: Net income attributable to noncontrolling interest	(4)	(4)
Net income attributable to Piedmont	14,651	37,227	93,204
Parent Company [Member]
Revenues:
Rental income	18,925	18,318
Tenant reimbursements	4,036	4,138
Property management fee revenue	3,420	3,481
Other rental income		16
Total revenues	26,381	25,953
Expenses:
Property operating costs	10,203	9,913
Depreciation	6,115	5,719
Amortization	1,320	1,313
General and administrative	4,378	5,058
Operating Expenses	22,016	22,003
Real estate operating income	4,365	3,950
Other income (expense):
Interest Expense	(3,624)	(2,844)
Other Nonoperating Income	2,778	2,837
Net casualty loss	58
Equity in income of unconsolidated joint ventures	395	170
Nonoperating Income (Expense)	(393)	163
Income from continuing operations	3,972	4,113
Discontinued operations:
Operating income	(211)	1,040
Impairment loss	(6,402)
Gain on sale of real estate assets	0	17,832
Income/(loss) from discontinued operations	(6,613)	18,872
Net income	(2,641)	22,985
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to Piedmont	(2,641)	22,985
Guarantor Subsidiaries [Member]
Revenues:
Rental income	0	0
Tenant reimbursements	0	0
Property management fee revenue	0	0
Other rental income		0
Total revenues	0	0
Expenses:
Property operating costs	0	0
Depreciation	0	0
Amortization	0	0
General and administrative	118	76
Operating Expenses	118	76
Real estate operating income	(118)	(76)
Other income (expense):
Interest Expense	0	0
Other Nonoperating Income	43	0
Net casualty loss	0
Equity in income of unconsolidated joint ventures	0	0
Nonoperating Income (Expense)	43	0
Income from continuing operations	(75)	(76)
Discontinued operations:
Operating income	0	0
Impairment loss	0
Gain on sale of real estate assets	0	0
Income/(loss) from discontinued operations	0	0
Net income	(75)	(76)
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to Piedmont	(75)	(76)
Non-Guarantor Subsidiaries [Member]
Revenues:
Rental income	90,002	86,447
Tenant reimbursements	21,628	22,387
Property management fee revenue	40	54
Other rental income		108
Total revenues	111,670	108,996
Expenses:
Property operating costs	46,407	45,600
Depreciation	23,305	21,133
Amortization	7,797	11,301
General and administrative	5,417	5,237
Operating Expenses	82,926	83,271
Real estate operating income	28,744	25,725
Other income (expense):
Interest Expense	(15,592)	(16,493)
Other Nonoperating Income	(1,255)	60
Net casualty loss	(219)
Equity in income of unconsolidated joint ventures	0	0
Nonoperating Income (Expense)	(17,066)	(16,433)
Income from continuing operations	11,678	9,292
Discontinued operations:
Operating income	358	(41)
Impairment loss	0
Gain on sale of real estate assets	0	(2)
Income/(loss) from discontinued operations	358	(43)
Net income	12,036	9,249
Less: Net income attributable to noncontrolling interest	(4)	(4)
Net income attributable to Piedmont	12,032	9,245
Consolidation, Eliminations [Member]
Revenues:
Rental income	(906)	(890)
Tenant reimbursements	(12)	(12)
Property management fee revenue	(2,829)	(2,961)
Other rental income		0
Total revenues	(3,747)	(3,863)
Expenses:
Property operating costs	(3,718)	(3,822)
Depreciation	0	0
Amortization	0	0
General and administrative	(5,364)	(5,114)
Operating Expenses	(9,082)	(8,936)
Real estate operating income	5,335	5,073
Other income (expense):
Interest Expense	2,843	2,800
Other Nonoperating Income	(2,843)	(2,800)
Net casualty loss	0
Equity in income of unconsolidated joint ventures	0	0
Nonoperating Income (Expense)	0	0
Income from continuing operations	5,335	5,073
Discontinued operations:
Operating income	0	0
Impairment loss	0
Gain on sale of real estate assets	0	0
Income/(loss) from discontinued operations	0	0
Net income	5,335	5,073
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to Piedmont	$ 5,335	$ 5,073

Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 42,998	$ 37,909
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	(281,613)	(13,075)
Net sales proceeds from wholly-owned properties	3,403	24,839
Investments in unconsolidated joint ventures	(672)	0
Deferred lease costs paid	(8,870)	(5,874)
Net cash (used in)/provided by investing activities	(287,752)	5,890
Cash Flows from Financing Activities:
Deferred financing costs paid	(47)	(12)
Proceeds from line of credit and notes payable	294,000	49,000
Repayments of line of credit and notes payable	(11,000)	(169,000)
Costs of issuance of common stock	0	(229)
Share repurchases as part of an announced program	(11)	0
Intercompany distributions	0	0
Dividends paid and discount on dividend reinvestments	(33,570)	(34,569)
Net cash provided by/(used in) financing activities	249,372	(154,810)
Net increase/(decrease) in cash and cash equivalents	4,618	(111,011)
Cash and cash equivalents, beginning of period	12,957	139,690
Cash and cash equivalents, end of period	17,575	28,679
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	7,636	(13,664)
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	(2,534)	(4,630)
Net sales proceeds from wholly-owned properties	3,403	24,839
Investments in unconsolidated joint ventures	(672)
Deferred lease costs paid	(2,331)	(1,550)
Net cash (used in)/provided by investing activities	(2,134)	18,659
Cash Flows from Financing Activities:
Deferred financing costs paid	(47)	(12)
Proceeds from line of credit and notes payable	294,000	49,000
Repayments of line of credit and notes payable	(11,000)	(29,000)
Costs of issuance of common stock		0
Share repurchases as part of an announced program	0
Intercompany distributions	(282,441)	(133,170)
Dividends paid and discount on dividend reinvestments	0	0
Net cash provided by/(used in) financing activities	512	(113,182)
Net increase/(decrease) in cash and cash equivalents	6,014	(108,187)
Cash and cash equivalents, beginning of period	62,371	166,920
Cash and cash equivalents, end of period	68,385	58,733
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	177	620
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	0	0
Net sales proceeds from wholly-owned properties	0	0
Investments in unconsolidated joint ventures	0
Deferred lease costs paid	0	0
Net cash (used in)/provided by investing activities	0	0
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0
Proceeds from line of credit and notes payable	0	0
Repayments of line of credit and notes payable	0	0
Costs of issuance of common stock		(229)
Share repurchases as part of an announced program	(11)
Intercompany distributions	33,315	34,176
Dividends paid and discount on dividend reinvestments	(33,570)	(34,569)
Net cash provided by/(used in) financing activities	(266)	(622)
Net increase/(decrease) in cash and cash equivalents	(89)	(2)
Cash and cash equivalents, beginning of period	239	139
Cash and cash equivalents, end of period	150	137
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	29,849	45,880
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	(279,079)	(8,445)
Net sales proceeds from wholly-owned properties	0	0
Investments in unconsolidated joint ventures	0
Deferred lease costs paid	(6,539)	(4,324)
Net cash (used in)/provided by investing activities	(285,618)	(12,769)
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0
Proceeds from line of credit and notes payable	0	0
Repayments of line of credit and notes payable	0	(140,000)
Costs of issuance of common stock		0
Share repurchases as part of an announced program	0
Intercompany distributions	255,769	106,889
Dividends paid and discount on dividend reinvestments	0	0
Net cash provided by/(used in) financing activities	255,769	(33,111)
Net increase/(decrease) in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	0	0
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	5,336	5,073
Cash Flows from Investing Activities:
Investments in real estate assets and related intangibles	0	0
Net sales proceeds from wholly-owned properties	0	0
Investments in unconsolidated joint ventures	0
Deferred lease costs paid	0	0
Net cash (used in)/provided by investing activities	0	0
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0
Proceeds from line of credit and notes payable	0	0
Repayments of line of credit and notes payable	0	0
Costs of issuance of common stock		0
Share repurchases as part of an announced program	0
Intercompany distributions	(6,643)	(7,895)
Dividends paid and discount on dividend reinvestments	0	0
Net cash provided by/(used in) financing activities	(6,643)	(7,895)
Net increase/(decrease) in cash and cash equivalents	(1,307)	(2,822)
Cash and cash equivalents, beginning of period	(49,653)	(27,369)
Cash and cash equivalents, end of period	$ (50,960)	$ (30,191)